System Fund (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of System Fund Revenues
System Fund revenues comprise:

	2022 $m	2021 $m	2020 $m
Assessment fees and contributions received from hotels and other revenues	989	727	490
Loyalty programme revenues, net of the cost of point redemptions	228	201	275
	1,217	928	765

Summary of System Fund Expenses
System Fund expenses include:

	2022 $m	2021 $m	2020 $m
Marketing	408	147	109
Staff costs (note 4)	341	304	242
Depreciation and amortisation	86	94	62
Impairment loss/(reversal) on trade receivables (note 17)	7	(6)	24
Other net impairment (reversals)/charges	–	(3)	41